Shareholders' capital (Details Textual) - CAD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 27, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Shareholder's Capital [Abstract]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 70.3
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	$ 0.230
Dividends paid, ordinary shares		$ 388.1	$ 311.4
Dividends paid, ordinary shares per share		$ 2.72	$ 2.58